Total Equity (Tables)	12 Months Ended
Dec. 31, 2023
Total Equity
Schedule of Number of Shares

	Issued	Treasury
Millions	Capital	Shares
1/1/2021	1,228.5	-48.9
12/31/2021	1,228.5	-48.9
Purchase of treasury shares	0	-15.7
Reissuance of treasury shares under share-based payments	0	3.3
12/31/2022	1,228.5	-61.4
Purchase of treasury shares	0	-7.6
Reissuance of treasury shares under share-based payments	0	7.7
12/31/2023	1,228.5	-61.3

Schedule of Other Components of Equity

€ millions	Exchange	Cash Flow	Total
	Differences	Hedges/Cost of
		Hedging
1/1/2021	-1,016	4	-1,012
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,846	-26	2,819
12/31/2021	1,830	-22	1,808
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	2,186	39	2,224
12/31/2022	4,015	16	4,031
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	-1,597	-8	-1,605
12/31/2023	2,418	9	2,426